NUVEEN TRADEWINDS EMERGING MARKETS FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP FUND

NUVEEN TRADEWINDS GLOBAL ALL-CAP PLUS FUND

NUVEEN TRADEWINDS GLOBAL FLEXIBLE ALLOCATION FUND

NUVEEN TRADEWINDS GLOBAL RESOURCES FUND

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

NUVEEN TRADEWINDS JAPAN FUND

SUPPLEMENT DATED DECEMBER 19, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2011

The second sentence of the first paragraph in the section “Purchase and Redemption of Fund Shares—Reduction or Elimination of Contingent Deferred Sales Charge” is hereby deleted in its entirety and replaced with the following:

However, in the case of Class A shares purchased at net asset value without a sales charge because the purchase amount exceeded $1 million, a CDSC is imposed on any redemption within 12 months of purchase.

PLEASE KEEP THIS WITH YOUR FUND’S

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

MGN-GRWSAI-1211P

NUVEEN WINSLOW LARGE-CAP GROWTH FUND

SUPPLEMENT DATED DECEMBER 19, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2011

The second sentence of the first paragraph in the section “Purchase and Redemption of Fund Shares—Reduction or Elimination of Contingent Deferred Sales Charge” is hereby deleted in its entirety and replaced with the following:

However, in the case of Class A shares purchased at net asset value without a sales charge because the purchase amount exceeded $1 million, a CDSC is imposed on any redemption within 12 months of purchase.

PLEASE KEEP THIS WITH YOUR FUND’S

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

MGN-WSLSAI-1211P